Commitments and Contingent Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule of the future minimum lease payments under capital leases
2013	$ 776
2014	776
2015	797
2016	839
2017	839
Thereafter	7,819
Total minimum lease payments	11,846
Less: Amount representing interest	4,237
Present value of minimum lease payment, net	$ 7,609